Commitments	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments
21.	COMMITMENTS

The Company’s commitments as of December 31, 2015 were as follows:

In millions of U.S. dollars	Total	2016	2017	2018	2019	2020	Thereafter
Operating leases	191	48	35	24	15	13	56
Purchase obligations	468	377	65	23	3	—	—
of which:
Equipment purchase	149	149	—	—	—	—	—
Foundry purchase	101	101	—	—	—	—	—
Software, design, technologies and licenses	218	127	65	23	3	—	—
Other obligations	431	206	179	35	6	5	—

Total	1,090	631	279	82	24	18	56

Operating leases are mainly related to building and equipment leases. The amount disclosed is composed of minimum payments for future leases from 2016 to 2020 and thereafter. The Company leases land, buildings, plants and equipment under operating leases that expire at various dates under non-cancellable lease agreements. Operating lease expense was $56 million for the year ended December 31, 2015, $66 million for the year ended December 31, 2014 and $83 million for the year ended December 31, 2013.

Purchase obligations are primarily comprised of purchase commitments for equipment, for outsourced foundry wafers and for software licenses.

Other obligations primarily relate to firm contractual commitments with respect to partnership and cooperation agreements and other service agreements.